Long-Term Debt, net - Principal Payments (Details) - Fixed principal repayments $ in Thousands	Dec. 31, 2021 USD ($)
Scheduled maturities of long-term debt
December 31, 2022	$ 95,750
December 31, 2023	90,700
December 31, 2024	103,275
December 31, 2025	562,300
Thereafter	300,000
Total long-term debt	$ 1,152,025